Inventories	12 Months Ended
Dec. 31, 2020
Inventories
Inventories

14.  Inventories

	2020	2019
Pharmacy inventory	70,265	34,783
Hospital consumables	19,446	20,314
Others	2,557	1,495
	92,268	56,592

No impairment was recognized as an expense for inventories carried at net realizable value during the periods presented.